Equity (Tables)	12 Months Ended
Dec. 31, 2025
Equity [abstract]
Schedule of Issuances and Repurchases of Shares

	Number of shares
	Class A	Class B	Total

At December 31, 2023	295,498,750	18,748,770	314,247,520
Conversions	1,823,680	(1,823,680)	—
At December 31, 2024	297,322,430	16,925,090	314,247,520
Conversions	683,926	(683,926)	—
At December 31, 2025	298,006,356	16,241,164	314,247,520

Schedule of approved programs to repurchase common shares

Date of programs approved by the Board of Directors	Maximum amount of repurchase approved	Amounts actually repurchased under the program	Status of programs as of December 31, 2025
November-24	2,000,000	1,662,291	Program terminated by Board decision
May-25	2,000,000	1,946,049	Program terminated by board Decision
Dec-25	2,000,000	—	Authorized

Schedule of movements of treasury shares [Table Text Block]

	Shares	Amount	Average price (in R$)

December 31, 2023	(5,311,421)	(282,709)
Repurchase of shares (a)	(24,090,491)	(1,587,332)	64.53
Shares delivered under share-based payment instruments (b)	1,166,970	64,145	50.65
December 31, 2024	(28,234,942)	(1,805,896)
Repurchase of shares (a)	(40,290,099)	(2,987,034)	75.98
Shares delivered under share-based payment instruments (b)	3,182,188	201,642	66.93
December 31, 2025	(65,342,853)	(4,591,288)

(a)On December 31, 2025, the amount related to brokerage fees is R$ 9,836 (December 31, 2024 - R$ 1,506).
(b)Including share-based compensation, contingent consideration and non-compete agreement with founders of Linx.

Schedule of Other Comprehensive Income

	December 31, 2025	December 31, 2024

Other comprehensive income (loss) that may be reclassified to profit or loss in subsequent periods (net of tax):
Exchange differences on translation of foreign operations	(50,494)	(38,910)
Accounts receivable from card issuers at fair value	(732,605)	(425,753)
Changes in the fair value of cash flow hedge - bond hedge	(97,319)	(125,532)

Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods (net of tax):
Changes in the fair value of equity instruments designated at fair value through OCI	291,623	291,623
Effects of hyperinflationary accounting	20,521	11,524
Total	(568,274)	(287,048)